CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 164,470	$ 209,518
Short-term investments	339,177	209,694
Cash and cash equivalents	$ 503,647	$ 419,212	$ 459,864